Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2022
Inventories, Net [Abstract]
Schedule of inventories
	2022	2021
Inventory	$442,681	$419,726
Less: reserve for obsolete inventories	(12,011)	(10,705)
Total	$430,670	$409,021